CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2016	Aug. 31, 2015
Current assets
Cash and cash equivalents	$ 123,541	$ 228,465
Deferred research and development costs	421,055	106,135
Prepaid expenses and other current assets	28,159	21,152
Total current assets	572,755	355,752
Equipment, net of accumulated depreciation of $33,439 and $27,751, respectively	24,239	30,535
Total assets	596,994	386,287
Current liabilities
Accounts payable	105,990	97,438
Interest payable to related party	54,405	443,498
Bridge note, net of discount of $131,034 and $6,516	468,966	593,484
Convertible promissory notes payable to related party, net of discount of $0 and $879,808, respectively	18,146	2,120,192
Derivative liability	1,875,630
Total current liabilities	2,523,137	3,254,612
Convertible promissory notes payable to related party, net of discount of $1,961,847	1,038,153
Interest payable to related party	605,627
Total liabilities	4,166,917	3,254,612
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 27,562,721 and 26,572,615 shares issued and outstanding at May 31, 2016 and August 31, 2015	27,563	26,572
Additional paid-in capital	30,674,445	26,144,117
Retained deficit	(34,271,931)	(29,039,014)
Total stockholders' equity (deficit)	(3,569,923)	(2,868,325)
Total liabilities and stockholders' equity (deficit)	$ 596,994	$ 386,287